Intangible Assets - Computer Software, Net - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Computer software
Computer software, Gross	$ 1,427,957	$ 1,232,998
Computer software, Accumulated Amortization	893,421	849,283
Computer software, Net	534,536	383,715
Licensed computer software
Computer software
Computer software, Gross	656,704	543,198
Computer software, Accumulated Amortization	347,641	360,160
Software development costs
Computer software
Computer software, Gross	485,047	450,789
Computer software, Accumulated Amortization	347,847	325,443
Technology
Computer software
Computer software, Gross	286,206	239,011
Computer software, Accumulated Amortization	$ 197,933	$ 163,680